Stock-Based Compensation - Schedule of Share Option Plan (Details) - Stock Options [Member] - $ / shares	6 Months Ended
Jun. 30, 2026
Stock-Based Compensation [Line Items]
Number of Options outstanding at the beginning of the period	15,857,856
Weighted-Average Exercise price, Options outstanding at the beginning of the period	$ 1.81
Number of Options, Granted during the period	397,628
Weighted- Average Exercise price, Granted during the period	$ 1.66
Number of Options, Exercised during the period	(2,652,385)
Weighted- Average Exercise price, Exercised during the period	$ 0.82
Number of Options, Forfeited during the period	(456,891)
Weighted- Average Exercise price, Forfeited during the period	$ 2.62
Number of Options outstanding at the end of the period	13,146,208
Weighted-Average Exercise price, Options outstanding at the end of the period	$ 1.98
Number of Options, Options exercisable at period-end	6,629,554
Weighted- Average Exercise price, Options exercisable at period-end	$ 1.22